Property and Equipment, Net (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Property and Equipment, Net [Line Items]
Depreciation expense		$ 83,226	$ 81,625	$ 33,368
Chuancheng Digital [Member]
Property and Equipment, Net [Line Items]
Carrying value		$ 130,533	$ 191,260
Land and Building [Member]
Property and Equipment, Net [Line Items]
Disposal value	$ 1,745,094
Gain loss on disposal	125,804
Land and Building [Member] | Minimum [Member]
Property and Equipment, Net [Line Items]
Carrying value	392,654
Land and Building [Member] | Maximum [Member]
Property and Equipment, Net [Line Items]
Carrying value	$ 1,191,319